Distribution Date:	05/17/22	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations	REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	17		Attn: Stacey Ciarlanti	SSNotices@situsamc.com
Historical Detail	18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	23		Karlene Benvenuto	karlene.benvenuto@db.com
Historical Liquidated Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762TAA4	1.308000%	53,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762TAB2	3.085000%	142,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762TAC0	3.845000%	72,980,000.00	21,120,639.26	1,265,222.34	67,674.05	0.00	0.00	1,332,896.39	19,855,416.92	37.92%	30.00%
A-3	61762TAD8	3.960000%	125,000,000.00	119,790,422.15	0.00	395,308.39	0.00	0.00	395,308.39	119,790,422.15	37.92%	30.00%
A-4	61762TAE6	4.150548%	206,448,000.00	206,448,000.00	0.00	714,060.34	0.00	0.00	714,060.34	206,448,000.00	37.92%	30.00%
A-S	61762TAG1	4.350548%	49,239,000.00	49,239,000.00	0.00	178,513.88	0.00	0.00	178,513.88	49,239,000.00	29.09%	24.25%
B	61762TAH9	4.350548%	61,013,000.00	61,013,000.00	0.00	221,200.01	0.00	0.00	221,200.01	61,013,000.00	18.14%	17.13%
C	61762TAK2	4.350548%	34,253,000.00	34,253,000.00	0.00	124,182.78	0.00	0.00	124,182.78	34,253,000.00	12.00%	13.13%
D	61762TAN6	4.350548%	38,535,000.00	38,535,000.00	0.00	55,730.22	0.00	0.00	55,730.22	38,535,000.00	5.09%	8.63%
E	61762TAQ9	4.350548%	9,634,000.00	9,634,000.00	0.00	0.00	0.00	0.00	0.00	9,634,000.00	3.36%	7.50%
F	61762TAS5	4.350548%	8,563,000.00	8,563,000.00	0.00	0.00	0.00	0.00	0.00	8,563,000.00	1.82%	6.50%
G	61762TAU0	3.685000%	20,338,000.00	10,172,070.65	0.00	0.00	0.00	0.00	0.00	10,172,070.65	0.00%	4.13%
H	61762TAW6	3.685000%	10,747,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	2.87%
J	61762TAY2	3.685000%	24,576,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61762TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			856,326,747.00	558,768,132.06	1,265,222.34	1,756,669.67	0.00	0.00	3,021,892.01	557,502,909.72

X-A	61762TAF3	0.284291%	599,428,000.00	347,359,061.41	0.00	82,292.55	0.00	0.00	82,292.55	346,093,839.07
X-B	61762TAL0	0.665548%	55,661,746.00	10,172,070.65	0.00	5,641.67	0.00	0.00	5,641.67	10,172,070.65
Notional SubTotal			655,089,746.00	357,531,132.06	0.00	87,934.22	0.00	0.00	87,934.22	356,265,909.72

Deal Distribution Total					1,265,222.34	1,844,603.89	0.00	0.00	3,109,826.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762TAC0	289.40311400	17.33656262	0.92729583	0.00000000	0.00000000	0.00000000	0.00000000	18.26385845	272.06655138
A-3	61762TAD8	958.32337720	0.00000000	3.16246712	0.00000000	0.00000000	0.00000000	0.00000000	3.16246712	958.32337720
A-4	61762TAE6	1,000.00000000	0.00000000	3.45879030	0.00000000	0.00000000	0.00000000	0.00000000	3.45879030	1,000.00000000
A-S	61762TAG1	1,000.00000000	0.00000000	3.62545706	0.00000000	0.00000000	0.00000000	0.00000000	3.62545706	1,000.00000000
B	61762TAH9	1,000.00000000	0.00000000	3.62545703	0.00000000	0.00000000	0.00000000	0.00000000	3.62545703	1,000.00000000
C	61762TAK2	1,000.00000000	0.00000000	3.62545704	0.00000000	0.00000000	0.00000000	0.00000000	3.62545704	1,000.00000000
D	61762TAN6	1,000.00000000	0.00000000	1.44622343	2.17923368	23.37376722	0.00000000	0.00000000	1.44622343	1,000.00000000
E	61762TAQ9	1,000.00000000	0.00000000	0.00000000	3.62545672	62.37258356	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61762TAS5	1,000.00000000	0.00000000	0.00000000	3.62545720	72.76585192	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61762TAU0	500.15098092	0.00000000	0.00000000	1.53588013	34.21865326	0.00000000	0.00000000	0.00000000	500.15098092
H	61762TAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
J	61762TAY2	0.00000000	0.00000000	0.00000000	0.00000000	14.28851484	0.00000000	0.00000000	0.00000000	0.00000000
R	61762TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762TAF3	579.48421063	0.00000000	0.13728513	0.00000000	0.00000000	0.00000000	0.00000000	0.13728513	577.37349451
X-B	61762TAL0	182.74796213	0.00000000	0.10135632	0.00000000	0.00000000	0.00000000	0.00000000	0.10135632	182.74796213

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	04/01/22 - 04/30/22	30	0.00	67,674.05	0.00	67,674.05	0.00	0.00	0.00	67,674.05	0.00
A-3	04/01/22 - 04/30/22	30	0.00	395,308.39	0.00	395,308.39	0.00	0.00	0.00	395,308.39	0.00
A-4	04/01/22 - 04/30/22	30	0.00	714,060.34	0.00	714,060.34	0.00	0.00	0.00	714,060.34	0.00
A-S	04/01/22 - 04/30/22	30	0.00	178,513.88	0.00	178,513.88	0.00	0.00	0.00	178,513.88	0.00
B	04/01/22 - 04/30/22	30	0.00	221,200.01	0.00	221,200.01	0.00	0.00	0.00	221,200.01	0.00
C	04/01/22 - 04/30/22	30	0.00	124,182.78	0.00	124,182.78	0.00	0.00	0.00	124,182.78	0.00
D	04/01/22 - 04/30/22	30	816,731.35	139,706.99	0.00	139,706.99	83,976.77	0.00	0.00	55,730.22	900,708.12
E	04/01/22 - 04/30/22	30	565,969.82	34,927.65	0.00	34,927.65	34,927.65	0.00	0.00	0.00	600,897.47
F	04/01/22 - 04/30/22	30	592,049.20	31,044.79	0.00	31,044.79	31,044.79	0.00	0.00	0.00	623,093.99
G	04/01/22 - 04/30/22	30	664,702.24	31,236.73	0.00	31,236.73	31,236.73	0.00	0.00	0.00	695,938.97
H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
J	N/A	N/A	351,165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	351,165.20
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/22 - 04/30/22	30	0.00	82,292.55	0.00	82,292.55	0.00	0.00	0.00	82,292.55	0.00
X-B	04/01/22 - 04/30/22	30	0.00	5,641.67	0.00	5,641.67	0.00	0.00	0.00	5,641.67	0.00
Totals			2,990,617.81	2,025,789.83	0.00	2,025,789.83	181,185.94	0.00	0.00	1,844,603.89	3,171,803.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,109,826.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,037,802.40	Master Servicing Fee	8,917.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,211.79
Interest Adjustments	0.00	Trustee Fee	162.97
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	232.82
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	487.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,037,802.40	Total Fees	12,012.61

Principal		Expenses/Reimbursements
Scheduled Principal	1,265,222.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	144,390.42
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	36,795.52
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,265,222.34	Total Expenses/Reimbursements	181,185.94

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,844,603.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,265,222.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,109,826.23
Total Funds Collected	3,303,024.74	Total Funds Distributed	3,303,024.78

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	558,768,132.06	558,768,132.06	Beginning Certificate Balance	558,768,132.06
(-) Scheduled Principal Collections	1,265,222.34	1,265,222.34	(-) Principal Distributions	1,265,222.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	557,502,909.72	557,502,909.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	561,003,670.53	561,003,670.53	Ending Certificate Balance	557,502,909.72
Ending Actual Collateral Balance	559,812,942.01	559,812,942.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP	Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP
10,000,000 or less	16	78,078,899.57	14.01%	14	4.6114	1.997892	1.30 or less	6	203,620,627.14	36.52%	13	4.0682	0.722206
10,000,001 to 20,000,000	4	64,280,634.11	11.53%	14	4.7215	2.103356	1.31-1.40	1	38,274,575.57	6.87%	14	4.5500	1.363200
20,000,001 to 40,000,000	4	108,879,057.03	19.53%	14	4.5324	1.501901	1.41-1.50	1	1,473,512.72	0.26%	14	4.6560	1.436300
40,000,001 to 50,000,000	2	90,819,531.93	16.29%	13	4.4939	0.769859	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 80,000,000	1	53,754,528.31	9.64%	13	3.9120	1.660196	1.61-1.70	4	69,150,077.56	12.40%	13	3.9120	1.660196
80,000,001 to 90,000,000	1	83,459,995.92	14.97%	12	3.5640	0.624700	1.71-1.80	4	43,463,140.48	7.80%	14	4.5026	1.769349
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	3	18,505,370.16	3.32%	14	4.6591	1.892763
Totals	34	557,502,909.72	100.00%	13	4.3762	1.402175	1.91-2.00	3	60,249,174.79	10.81%	14	4.8735	1.935078
							2.01-2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11-2.50	2	29,599,347.45	5.31%	14	4.8126	2.316095
							2.51 or greater	4	14,936,821.00	2.68%	15	5.0225	3.535027
							Totals	34	557,502,909.72	100.00%	13	4.3762	1.402175
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP
							Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP
Alabama	1	8,996,581.17	1.61%	14	4.8900	1.895700
							Industrial	1	5,045,625.41	0.91%	15	4.6450	4.482900
California	3	45,463,145.00	8.15%	14	5.0516	2.221060
							Lodging	7	114,889,964.62	20.61%	14	5.0702	1.395727
Colorado	1	1,419,256.89	0.25%	14	5.4100	(0.230100)
							Mixed Use	1	38,274,575.57	6.87%	14	4.5500	1.363200
Florida	2	107,617,593.04	19.30%	13	4.0528	1.185109
							Mobile Home Park	35	53,917,937.63	9.67%	14	4.4070	1.840506
Illinois	1	43,528,878.58	7.81%	15	5.2000	0.227800
							Multi-Family	1	3,759,275.49	0.67%	14	4.4920	1.881700
Michigan	4	5,264,867.40	0.94%	15	4.8010	2.971509
							Office	1	14,849,631.46	2.66%	15	4.9600	1.913900
Minnesota	6	54,248,398.00	9.73%	11	3.9162	1.331351
							Retail	7	238,251,915.93	42.74%	12	3.8215	0.939455
Nevada	1	9,994,018.19	1.79%	14	4.3900	1.803600
							Self Storage	5	10,283,720.66	1.84%	15	5.2671	2.554996
New Jersey	1	38,274,575.57	6.87%	14	4.5500	1.363200
							Totals	64	557,502,909.72	100.00%	13	4.3762	1.402175
Ohio	1	83,459,995.92	14.97%	12	3.5640	0.624700

Texas	8	21,368,064.39	3.83%	14	5.0952	1.795648

Virginia	1	14,789,400.91	2.65%	14	4.6900	2.251900

Wisconsin	28	44,847,871.72	8.04%	14	4.4070	1.849432

Totals	64	557,502,909.72	100.00%	13	4.3762	1.402175

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP	Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP
	4.000% or less	7	223,558,295.86	40.10%	12	3.7677	1.120368	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	67,671,231.32	12.14%	14	4.4092	1.837344	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	7	98,239,273.78	17.62%	14	4.7287	1.943640	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	8	89,803,845.91	16.11%	15	5.2079	1.116633	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	557,502,909.72	100.00%	13	4.3762	1.402175	49 months or greater	28	479,272,646.87	85.97%	13	4.3251	1.389653
								Totals	34	557,502,909.72	100.00%	13	4.3762	1.402175
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP	Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP
	79 months or less	28	479,272,646.87	85.97%	13	4.3251	1.389653	230 months or less	8	69,573,698.32	12.48%	15	5.1605	0.873109
80 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 350 months	20	409,698,948.55	73.49%	13	4.1833	1.477371
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	557,502,909.72	100.00%	13	4.3762	1.402175	Totals	34	557,502,909.72	100.00%	13	4.3762	1.402175
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	78,230,262.85	14.03%	14	4.6893	NAP	79 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		4	69,150,077.56	12.40%	13	3.9120	1.660196	80-118 months	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	24	410,122,569.31	73.56%	13	4.3948	1.344037	Totals	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	557,502,909.72	100.00%	13	4.3762	1.402175
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	1340373	RT	Clearwater	FL	Actual/360	3.912%	77,264.32	43,143.79	0.00	N/A	06/01/23	--	23,700,712.82	23,657,569.03	05/01/22
1B	453000180				Actual/360	3.912%	175,559.34	98,030.95	0.00	N/A	06/01/23	--	53,852,559.26	53,754,528.31	05/01/22
1C	453000182				Actual/360	3.912%	2,632.61	1,470.02	0.00	N/A	06/01/23	--	807,548.28	806,078.26	05/01/22
1D	453000184				Actual/360	3.912%	29,237.45	16,325.96	0.00	N/A	06/01/23	--	8,968,541.76	8,952,215.80	07/01/20
1E	453000186				Actual/360	3.912%	18,410.97	10,280.53	0.00	N/A	06/01/23	--	5,647,535.72	5,637,255.19	07/01/20
2	300681002	RT	Dublin	OH	Actual/360	3.564%	248,415.47	181,578.13	0.00	N/A	05/01/23	--	83,641,574.05	83,459,995.92	07/01/21
4	453000190	RT	Edina	MN	Actual/360	3.844%	151,826.73	105,829.38	0.00	N/A	04/01/23	--	47,396,482.73	47,290,653.35	05/01/22
5	300681005	LO	Chicago	IL	Actual/360	5.200%	189,226.34	138,739.49	0.00	N/A	08/01/23	--	43,667,618.07	43,528,878.58	05/01/22
6	300681006	MU	Bridgewater	NJ	Actual/360	4.550%	145,413.69	76,288.64	0.00	N/A	07/01/23	--	38,350,864.21	38,274,575.57	05/01/22
8	300681008	IN	Rochester	NY	Actual/360	4.690%	132,321.57	75,929.27	0.00	N/A	07/01/23	--	33,856,266.31	33,780,337.04	05/01/22
9	300681009	LO	North Hollywood	CA	Actual/360	5.185%	110,706.82	53,748.57	0.00	N/A	07/01/23	--	25,621,636.70	25,567,888.13	05/01/22
11	300681011	MH	Various	WI	Actual/360	4.407%	78,697.68	49,888.66	0.00	N/A	07/01/23	--	21,428,912.96	21,379,024.30	05/01/22
12	300681012	MH	Various	Various	Actual/360	4.407%	73,001.71	46,277.82	0.00	N/A	07/01/23	--	19,877,933.02	19,831,655.20	05/01/22
14	300681014	LO	Virginia Beach	VA	Actual/360	4.690%	57,931.83	33,242.67	0.00	N/A	07/01/23	--	14,822,643.58	14,789,400.91	05/01/22
15	1340434	OF	Chula Vista	CA	Actual/360	4.960%	61,510.77	32,005.67	0.00	N/A	08/01/23	--	14,881,637.13	14,849,631.46	05/01/22
16	300681016	LO	Jacksonville	FL	Actual/360	4.935%	61,038.37	32,211.45	0.00	N/A	07/01/23	--	14,842,157.99	14,809,946.54	05/01/22
17	300681017	MF	Houston	TX	Actual/360	4.449%	50,672.84	24,221.33	0.00	N/A	07/01/23	--	13,667,656.17	13,643,434.84	05/01/22
18	300681018	LO	Tuscaloosa	AL	Actual/360	4.890%	36,862.88	49,524.73	0.00	N/A	07/01/23	--	9,046,105.90	8,996,581.17	05/01/22
19	300681019	OF	Irvine	CA	Actual/360	4.910%	44,429.69	20,393.14	0.00	N/A	08/01/23	--	10,858,580.80	10,838,187.66	05/01/22
20	300681020	RT	Las Vegas	NV	Actual/360	4.390%	36,646.96	23,373.49	0.00	N/A	07/01/23	--	10,017,391.68	9,994,018.19	05/01/22
23	300681023	MH	Various	MN	Actual/360	4.407%	25,611.94	16,236.13	0.00	N/A	07/01/23	--	6,973,980.77	6,957,744.64	05/01/22
24	300681024	LO	North Charleston	SC	Actual/360	5.300%	30,706.32	14,273.36	0.00	N/A	08/01/23	--	6,952,373.67	6,938,100.31	05/01/22
25	300681025	MF	Heath	OH	Actual/360	4.910%	26,805.97	14,266.20	0.00	N/A	07/01/23	--	6,551,358.06	6,537,091.86	05/01/22
27	300681027	SS	Royal Palm Beach	FL	Actual/360	3.947%	21,403.54	14,173.82	0.00	N/A	06/01/23	--	6,507,284.96	6,493,111.14	05/01/22
28	300681028	MH	Lannon	WI	Actual/360	4.407%	21,164.36	13,416.68	0.00	N/A	07/01/23	--	5,762,930.18	5,749,513.50	05/01/22
29	300681029	LO	El Paso	TX	Actual/360	5.140%	20,367.37	15,199.17	0.00	N/A	08/01/23	--	4,755,027.45	4,739,828.28	05/01/22
30	300681030	SS	Houston	TX	Actual/360	5.250%	22,500.56	10,631.66	0.00	N/A	08/01/23	--	5,142,985.01	5,132,353.35	05/01/22
31	300681031	IN	Carpinteria	CA	Actual/360	4.645%	19,574.69	11,345.54	0.00	N/A	08/01/23	--	5,056,970.95	5,045,625.41	05/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
33	300681033	MF	Corpus Christi	TX	Actual/360	4.492%	14,104.69	8,674.76	0.00	N/A	07/01/23	--	3,767,950.25	3,759,275.49	05/01/22
34	300681034	RT	Various	Various	Actual/360	5.410%	14,589.98	10,136.40	0.00	N/A	07/01/23	--	3,236,225.65	3,226,089.25	05/01/22
35	300681035	SS	Various	MI	Actual/360	5.065%	13,349.37	10,185.96	0.00	N/A	08/01/23	--	3,162,732.09	3,152,546.13	05/01/22
36	300681036	LO	Katy	TX	Actual/360	5.205%	10,672.36	3,045.54	0.00	N/A	07/01/23	--	2,460,486.55	2,457,441.01	05/01/22
37	300681037	SS	Various	TX	Actual/360	5.630%	9,406.61	6,140.27	0.00	N/A	07/01/23	--	2,004,961.45	1,998,821.18	05/01/22
38	300681038	RT	McAllen	TX	Actual/360	4.656%	5,736.60	4,993.16	0.00	N/A	07/01/23	--	1,478,505.88	1,473,512.72	05/01/22
Totals							2,037,802.40	1,265,222.34	0.00				558,768,132.06	557,502,909.72

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	2,444,198.90	01/01/22	03/31/22	03/11/22	8,551,748.35	0.00	0.00	0.00	96,205.72	0.00
1B	0.00	0.00	--	--	03/11/22	19,431,210.29	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	03/11/22	291,381.52	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	03/11/22	9,002,014.88	425,227.07	16,278.51	633,589.86	0.00	0.00
1E	0.00	0.00	--	--	03/11/22	5,668,613.90	267,578.68	10,250.65	399,163.47	0.00	0.00
2	5,522,103.84	1,246,066.39	01/01/22	03/31/22	03/11/22	32,839,372.55	1,274,843.39	331,171.36	3,309,151.99	0.00	0.00
4	13,200,626.00	8,968,587.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,679,827.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,162,694.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,613,786.00	4,846,066.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,700,484.00	700,900.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,822,074.00	705,060.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,846,975.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,415,102.88	582,368.01	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,841,440.37	3,111,290.37	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	1,965,218.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,400,101.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,075,763.75	227,642.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	771,057.00	198,754.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,297,118.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	679,166.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,479,290.00	437,398.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	514,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	31,798.00	(9,708.75)	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	972,994.62	270,256.90	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	(120,736.00)	411,675.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	530,423.45	143,356.58	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	184,685.00	46,234.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	50,621,164.71	26,295,363.65				75,784,341.49	1,967,649.14	357,700.52	4,341,905.32	96,205.72	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	3	98,049,466.91	1	83,459,995.92	0	0.00	0	0.00	0	0.00	0	0.00	4.376220%	4.270879%	13
04/18/22	0	0.00	0	0.00	3	98,257,651.53	1	83,641,574.05	0	0.00	0	0.00	0	0.00	0	0.00	4.376346%	4.271027%	14
03/17/22	0	0.00	0	0.00	3	98,455,353.14	1	83,814,341.44	0	0.00	0	0.00	0	0.00	0	0.00	4.376462%	4.271163%	15
02/17/22	0	0.00	0	0.00	6	177,335,368.96	1	84,011,455.29	0	0.00	0	0.00	0	0.00	0	0.00	4.376603%	4.271329%	16
01/18/22	0	0.00	0	0.00	6	177,664,453.04	1	84,183,090.98	0	0.00	0	0.00	0	0.00	0	0.00	4.376716%	4.251871%	17
12/17/21	1	44,210,259.81	3	78,918,234.01	3	99,074,249.36	1	84,354,201.54	0	0.00	0	0.00	0	0.00	0	0.00	4.376827%	4.251985%	18
11/18/21	0	0.00	0	0.00	7	222,684,025.13	1	84,533,131.74	0	0.00	0	0.00	0	0.00	0	0.00	4.376945%	4.252107%	19
10/18/21	0	0.00	0	0.00	7	223,138,715.69	1	84,703,171.31	0	0.00	0	0.00	0	0.00	0	0.00	4.377053%	4.252218%	20
09/17/21	0	0.00	0	0.00	7	223,616,774.98	1	84,881,068.14	0	0.00	0	0.00	0	0.00	0	0.00	4.377168%	4.252337%	21
08/17/21	0	0.00	0	0.00	7	224,068,147.62	1	85,050,043.16	0	0.00	0	0.00	0	0.00	0	0.00	4.377273%	4.252444%	22
07/16/21	0	0.00	0	0.00	8	227,003,811.92	1	85,218,501.18	0	0.00	1	2,485,897.25	0	0.00	0	0.00	4.377377%	4.251459%	23
06/17/21	0	0.00	0	0.00	8	227,147,366.94	1	85,394,872.01	0	0.00	0	0.00	0	0.00	0	0.00	4.377005%	4.251181%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1D	453000184	07/01/20	21	6	16,278.51	633,589.86	0.00	9,290,700.75	06/19/20	13
1E	453000186	07/01/20	21	6	10,250.65	399,163.47	0.00	5,850,400.70	06/19/20	13
2	300681002	07/01/21	9	6	331,171.36	3,309,151.99	16,289.10	85,218,501.18	07/08/20	13		12/11/20
Totals					357,700.52	4,341,905.32	16,289.10	100,359,602.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		130,750,649	47,290,653		0	83,459,996
13 - 24 Months		426,752,260	412,162,789	14,589,471		0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	557,502,910	459,453,443	0	0	98,049,467	0
Apr-22	558,768,132	460,510,481	0	0	98,257,652	0
Mar-22	559,960,877	461,505,524	0	0	98,455,353	0
Feb-22	561,353,042	384,017,673	0	0	177,335,369	0
Jan-22	562,535,959	384,871,506	0	0	177,664,453	0
Dec-21	563,714,382	341,511,639	44,210,260	78,918,234	99,074,249	0
Nov-21	564,956,753	342,272,727	0	0	222,684,025	0
Oct-21	566,125,975	342,987,260	0	0	223,138,716	0
Sep-21	567,359,477	343,742,702	0	0	223,616,775	0
Aug-21	568,519,570	344,451,423	0	0	224,068,148	0
Jul-21	569,675,257	342,671,445	0	0	227,003,812	0
Jun-21	570,563,028	343,415,661	0	0	227,147,367	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	1340373	23,657,569.03	23,657,569.03	91,500,000.00	08/11/20	9,912,584.43	1.11270	03/31/22	06/01/23	254
1B	453000180	53,754,528.31	53,754,528.32	92,300,000.00	11/02/21	5,839,028.31	1.66020	03/31/22	06/01/23	254
1C	453000182	806,078.26	806,078.26	92,300,000.00	11/02/21	87,559.38	1.66020	03/31/22	06/01/23	254
1D	453000184	8,952,215.80	9,290,700.75	92,300,000.00	11/02/21	972,424.92	1.66020	03/31/22	06/01/23	254
1E	453000186	5,637,255.19	5,850,400.70	92,300,000.00	11/02/21	612,340.81	1.66020	03/31/22	06/01/23	254
2	300681002	83,459,995.92	85,218,501.18	80,000,000.00	08/31/21	5,053,491.47	0.73410	03/31/22	05/01/23	254
Totals		176,267,642.51	178,577,778.24	540,700,000.00		22,477,429.31

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A	1340373	RT	FL	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1B	453000180	Various	Various	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1C	453000182	Various	Various	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1D	453000184	Various	Various	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1E	453000186	Various	Various	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

2	300681002	RT	OH	07/08/20	13

5/5/2022 Loan transferred to Special Servicing on 7/8/2020 for imminent monetary payment default. At time of transfer loan was past due for the 5/1/2020 payment. The loan is secured by a 385,057 SF portion of a 1.1 million SF super regional mall i n Dublin, OH, a suburb of Columbus. Legal counsel has been engaged and enforcement options are being evaluated. A court appointed receiver was appointed on 01/14/2021. The receiver has been working on stabilizing the property

	and preparing it for a	potential receivership sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
29	300681029	0.00	5.14000%	0.00	5.14000%	10	06/16/20	04/01/20	07/13/20
36	300681036	0.00	5.20500%	0.00	5.20500%	9	03/19/21	07/01/20	07/12/21
36	300681036	0.00	5.20500%	0.00	5.20500%	9	06/04/21	07/01/20	07/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	300681003 11/19/18	58,613,585.93	0.00	18,013,880.13	5,505,231.42	18,013,880.13	12,508,648.71	46,104,937.22	0.00	615,261.33	45,489,675.89	53.51%
22	300681022 02/15/19	8,251,983.11	12,900,000.00	9,853,194.84	430,709.84	9,853,194.84	9,422,485.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		66,865,569.04	12,900,000.00	27,867,074.97	5,935,941.26	27,867,074.97	21,931,133.71	46,104,937.22	0.00	615,261.33	45,489,675.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/15/19	0.00	10,576.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	300681003	02/18/20	0.00	0.00	45,489,675.89	0.00	0.00	(55,536.33)	0.00	0.00	45,489,675.89
		12/17/19	0.00	0.00	45,545,212.22	0.00	0.00	(64,725.00)	0.00	0.00
		07/17/19	0.00	0.00	45,609,937.22	0.00	0.00	(495,000.00)	0.00	0.00
		11/19/18	0.00	0.00	46,104,937.22	0.00	0.00	46,104,937.22	0.00	0.00
22	300681022	02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	10,576.45	45,489,675.89	0.00	0.00	45,489,675.89	0.00	0.00	45,489,675.89

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	4,937.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	11,219.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	168.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	1,868.45	0.00	0.00	29,087.97	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	1,176.57	0.00	0.00	18,316.84	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	17,425.33	0.00	0.00	96,985.61	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,795.52	0.00	0.00	144,390.42	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		181,185.94

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Supplemental Notes
None

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